Segment Information	12 Months Ended
Jun. 30, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 21 – SEGMENT INFORMATION

The Company follows ASC Topic 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company’s revenue and net income are substantially derived from enterprise application services and financial industry IT services.

The Company’s operations are primarily based in China, where the Company derives a substantial portion of their revenues. The following table presents revenues generated in domestic and overseas markets for the years ended June 30, 2023, 2022 and 2021.

	For the years ended June 30,
	2023	2022	2021
Mainland China	$134,185,815	$137,915,276	$112,511,341
Singapore	8,733,344	9,559,951	9,613,026
Hong Kong	4,311,182	3,365,491	3,728,039
United States	2,779,313	883,478	34,740
Japan	254,601	137,053	26,419
Malaysia	92,284	161,132	148,128
Total	$150,356,539	$152,022,381	$126,061,693

The following table presents revenues by the service lines for the years ended June 30, 2023, 2022 and 2021.

	For the years ended June 30,
	2023	2022	2021
IT consulting service	$144,286,502	$144,092,811	$122,273,395
Customized IT solution service	4,554,200	6,738,118	3,130,646
Other	1,515,837	1,191,452	657,652
Total	$150,356,539	$152,022,381	$126,061,693

Long-lived assets by geographic area are presented as follows:

	As of June 30,
	2023	2022
Hong Kong	$15,124,060	$15,468,306
Singapore	4,665,463	4,586,546
Mainland China	315,347	541,766
India	6,857	3,153
Japan	578	1,327
	$20,112,305	$20,601,098